Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Other Current Assets, Properties and Equipment, Other Assets Accrued Expenses Other Current Liabilities and other Non current liabilities and Deferred Credits [Abstract]
Deposits	$ 1,780
Reorganization related retainer payments	50
Investments held in rabbi trust	8,908
Prepaid expenses	8,392
Total other current assets	$ 19,130
Predecessor
Other Current Assets, Properties and Equipment, Other Assets Accrued Expenses Other Current Liabilities and other Non current liabilities and Deferred Credits [Abstract]
Deposits		$ 3,057
Reorganization related retainer payments		3,938
Investments held in rabbi trust		8,759
Prepaid expenses		11,414
Total other current assets		$ 18,409